Basis of Preparation and Material Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of basis of preparation of financial statements [line items]
Discount rate Of Leases		6.70%
Finite lived intangible assets estimated useful lives		5 years
Nidec Aerospace LLC [Member]
Disclosure of basis of preparation of financial statements [line items]
Proportion of ownership interest in joint venture	49.00%	49.00%
Later than five years [member]
Disclosure of basis of preparation of financial statements [line items]
Maturity Of Lease Payment		5
Bottom of range [member]
Disclosure of basis of preparation of financial statements [line items]
Warranty coverage period		3 years
Term Of Lease Agreement		2
Top of range [member]
Disclosure of basis of preparation of financial statements [line items]
Warranty coverage period		6 years
Low value assets leases individual amount		$ 5
Term Of Lease Agreement		20
Tempest Serviços de Informática S A [member] | Bottom of range [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of ownership interest in an investee			61.00%
Tempest Serviços de Informática S A [member] | Top of range [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of ownership interest in an investee		76.60%
Atech Negocios em Tecnologia S A And Thyssenkrup Marine Systems GmbH [Member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of ownership interest in an investee		25.00%
Financiadora de Estudos e Projetos [Member] | Equity Investment Fund Aerospacial [Member]
Disclosure of basis of preparation of financial statements [line items]
Proportion of ownership interest in the associate		34.00%
Acumuladores Moura S A And Banco [Member] | Equity Investment Fund MSW Multi Corp Two [Member]
Disclosure of basis of preparation of financial statements [line items]
Proportion of ownership interest in the associate		40.00%